CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 87,608	$ 79,231	$ 26,766
Accounts receivable, net	7,646	6,948	5,231
Inventory, net	9,623	11,183	9,615
Other current assets	2,579	3,816	5,473
Total current assets	107,456	101,178	47,085
Property and equipment, net	1,307	1,504	2,335
Capitalized software, net	5,206	5,073	4,554
Operating lease right-of-use assets	1,983	2,052	356
Deferred tax asset	3,183	1,838
Total assets	119,135	111,645	54,330
Current liabilities
Accounts payable	5,063	4,112	4,349
Accrued expenses	6,252	6,274	6,011
Term loan, current	6,250	6,250	5,000
Deferred revenue, current	2,078	1,965	1,705
Operating lease liabilities, current	217	165	248
Total current liabilities	19,860	18,766	17,313
Term loan, net of current portion	110,719	112,086	31,963
Deferred revenue, net of current portion	1,018	926	802
Operating lease liabilities, net of current portion	1,855	1,927	127
TRA liability	6,250	0
Warrant liability	5,722	4,104
Earnout liability	57,520	32,110
Total liabilities	202,944	169,919	50,205
Commitments and contingencies (See Note 18)
Stockholders' Deficit
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares issued or outstanding		0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(48,532)	(44,460)	4,165
Accumulated other comprehensive loss	(12)	(5)	(40)
biote Corp.'s stockholders' deficit	(48,538)	(44,459)	4,125
Noncontrolling interest	(35,271)	(13,815)	0
Total stockholders' deficit	(83,809)	(58,274)	4,125
Total liabilities and stockholders' deficit	119,135	111,645	54,330
Class A Common Stock
Stockholders' Deficit
Common stock value	2	1
Class B Common Stock
Stockholders' Deficit
Common stock value	0	0	$ 0
Class V Common Stock
Stockholders' Deficit
Common stock value	$ 4	$ 5